Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
General
The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Plan Expenses
A participant’s account balance will be charged with certain fees and expenses. Asset-based fees (e.g., management fees and other fund operating expenses) are used to cover the expenses related to running the investment fund and are generally deducted directly from a participant’s investment returns. The asset-based fees are included within the Net increase in fair value of investments line item in the Statement of Changes in Net Assets Available for Benefits.
Plan administration fees, which may include certain direct expenses, cover the day-to-day expenses of administering the Plan and are covered by amounts deducted directly from participant accounts. Transaction-based fees also may be charged with respect to optional features offered under the Plan (e.g., loans) and are charged directly against a participant’s account balance. The plan administration and transaction-based fees are included within the Administrative expenses line item in the Statement of Changes in Net Assets Available for Benefits.
Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements.
Notes Receivable from Participants
Notes receivable from participants are valued at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from a participant are reclassified as distributions to participants as prescribed by the Plan; therefore, no allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Recent Accounting Pronouncements
As of December 31, 2025, there were no recently issued accounting standards not yet adopted which are expected to have a material effect on the Plan's financial statements.